Assets pledged, collateral received and assets transferred - Disclosure of transferred financial assets and the associated liabilities (Details) - GBP (£) £ in Millions	Dec. 31, 2023	Dec. 31, 2022
Disclosure of transferred financial assets that are not derecognised in their entirety [line items]
Transferred assets	£ 268,570	£ 200,367
Associated liabilities	(124,206)	(113,949)
Derivative financial instruments
Disclosure of transferred financial assets that are not derecognised in their entirety [line items]
Transferred assets	77,102	77,941
Associated liabilities	(77,102)	(77,941)
Repurchase agreements
Disclosure of transferred financial assets that are not derecognised in their entirety [line items]
Transferred assets	69,740	54,509
Associated liabilities	(41,916)	(31,220)
Securities lending arrangements
Disclosure of transferred financial assets that are not derecognised in their entirety [line items]
Transferred assets	115,909	62,741
Associated liabilities	0	0
Other
Disclosure of transferred financial assets that are not derecognised in their entirety [line items]
Transferred assets	5,819	5,176
Associated liabilities	£ (5,188)	£ (4,788)